Financial instruments by category - Income, expense, gains and losses on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	$ 7,134	$ 5,781	$ 4,081
Interest expense	(31,906)	(50,037)	$ (62,536)
Foreign exchange gains/(losses)	90,930	19,278
Gain (loss) from derivative financial instruments	10,414	(9,226)
Finance cost related to lease liabilities	(40,203)	(31,113)
Financial asset / liabilities at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	7,134	5,117
Interest expense	(31,906)	(50,037)
Foreign exchange gains/(losses)	90,930	19,278
Gain (loss) from derivative financial instruments	47	(4,472)
Finance cost related to lease liabilities	(40,203)	(31,113)
Financial assets at fair value through profit or loss | Liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	664
Interest expense	0	0
Foreign exchange gains/(losses)	0	0
Gain (loss) from derivative financial instruments	10,367	(4,754)
Finance cost related to lease liabilities	$ 0	$ 0